FT Vest 20+ Year Treasury & Target Income ETF (LTTI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.7%
$39,600	U.S. Treasury Bill	(a)	08/28/25	$39,473
39,600	U.S. Treasury Bill	(a)	09/30/25	39,321
	Total U.S. Treasury Bills			78,794
	(Cost $78,796)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
174,754	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	174,754
	(Cost $174,754)
	Total Investments — 2.2%	253,548
	(Cost $253,550)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 97.2%
	Call Options Purchased — 97.2%
1,329	iShares 20+ Year Treasury Bond ETF	$11,551,668	$0.86	10/31/25	11,311,119
	(Cost $11,254,705)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(186)	iShares 20+ Year Treasury Bond ETF	(1,616,712)	86.10	08/01/25	(13,020)
	(Premiums received $11,988)
	Net Other Assets and Liabilities — 0.7%				79,371
	Net Assets — 100.0%				$11,631,018

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$78,794	$—	$78,794	$—
Money Market Funds	174,754	174,754	—	—
Total Investments	253,548	174,754	78,794	—
Purchased Options	11,311,119	—	11,311,119	—
Total	$11,564,667	$174,754	$11,389,913	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,020)	$—	$(13,020)	$—

FT Vest High Yield & Target Income ETF (HYTI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.2%
$153,400	U.S. Treasury Bill	(a)	08/28/25	$152,907
153,400	U.S. Treasury Bill	(a)	09/30/25	152,321
	Total U.S. Treasury Bills			305,228
	(Cost $305,233)

Shares	Description	Value
MONEY MARKET FUNDS — 1.7%
447,617	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	447,617
	(Cost $447,617)
	Total Investments — 2.9%	752,845
	(Cost $752,850)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.3%
	Call Options Purchased — 96.3%
3,192	iShares iBoxx $ High Yield Corporate Bond ETF	$25,657,296	$0.80	10/31/25	24,971,016
	(Cost $24,985,544)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(1,365)	iShares iBoxx $ High Yield Corporate Bond ETF	(10,971,870)	80.11	08/01/25	(6,825)
	(Premiums received $18,275)
	Net Other Assets and Liabilities — 0.8%				207,048
	Net Assets — 100.0%				$25,924,084

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$305,228	$—	$305,228	$—
Money Market Funds	447,617	447,617	—	—
Total Investments	752,845	447,617	305,228	—
Purchased Options	24,971,016	—	24,971,016	—
Total	$25,723,861	$447,617	$25,276,244	$—

LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,825)	$—	$(6,825)	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments
July 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 0.9%
$413,600	U.S. Treasury Bill	(a)	08/28/25	$412,272
413,600	U.S. Treasury Bill	(a)	09/30/25	410,689
	Total U.S. Treasury Bills			822,961
	(Cost $822,976)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
1,285,378	Dreyfus Government Cash Management Fund, Institutional Shares - 4.20% (b)	1,285,378
	(Cost $1,285,378)
	Total Investments — 2.2%	2,108,339
	(Cost $2,108,354)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 96.9%
	Call Options Purchased — 96.9%
8,614	iShares iBoxx $ Investment Grade Corporate Bond ETF	$93,987,354	$1.09	10/31/25	91,816,626
	(Cost $91,734,428)
WRITTEN OPTIONS — (0.0)%
	Call Options Written — (0.0)%
(2,128)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(23,218,608)	108.59	08/01/25	(53,200)
	(Premiums received $73,600)
	Net Other Assets and Liabilities — 0.9%				858,180
	Net Assets — 100.0%				$94,729,945

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of July 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$822,961	$—	$822,961	$—
Money Market Funds	1,285,378	1,285,378	—	—
Total Investments	2,108,339	1,285,378	822,961	—
Purchased Options	91,816,626	—	91,816,626	—
Total	$93,924,965	$1,285,378	$92,639,587	$—

FT Vest Investment Grade & Target Income ETF (LQTI)
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 7/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(53,200)	$—	$(53,200)	$—

First Trust Exchange-Traded Fund IV
Additional Information
July 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.